Document and Entity Information	Jun. 02, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001339605
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 02, 2025
Entity File Number	000-51759
Entity Registrant Name	H&E Equipment Services, Inc.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-0553291
Entity Address, Address Line One	7500 Pecue Lane
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70809
City Area Code	(225)
Local Phone Number	298-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	HEES
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false